Leases - Schedule of Maturities of Operating Lease Liabilities Under Operating Leases (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Feb. 02, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
2024 (remaining)	$ 89
2025/2024	282		$ 78
2026/2025	78		78
2027/2026	78		78
2028/2027	33		78
Thereafter	0		33
Total future minimum lease payments	560		345
Less: imputed interest	(48)		(62)
Present value of operating lease liability	512	$ 400	283
Less: current portion of lease liability	302		54	$ 106
Non-current portion of lease liability	210		229	$ 9
Present value of operating lease liability	$ 512	$ 400	$ 283